PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
[custom:CostOfVehiclesSold]	$ 116,310
Accumulated Depreciation, Depletion and Amortization, Sale or Disposal of Property, Plant and Equipment	38,992
Proceeds from Sale of Property, Plant, and Equipment	3,451
[custom:ReductionInNotesPayable]	73,864
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	3
Depreciation	$ 215,809	$ 102,109